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                          UNITED STATES
               SECURITIES AND EXCHANGE COMMISSION
                     Washington, D.C. 20549

                            FORM 13F

                       FORM 13F Cover Page

  Report for Calendar Year of Quarter Ended: June 30 2009

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entities

Institutional Manager Filing this Report:

Name:     Force Capital Management, LLC

Address:  595 Madison Avenue
          19th Floor
          New York, NY 10022

13F File Number:  028-11176

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:          Steven Fuchs
Title:         Chief Financial Officer
Phone:         (212) 451-9161

Signature, Place and Date of Signing:

     /s/ Steven Fuchs     New York, New York        07/13/2009
     ----------------     ------------------         --------
       [Signature]          [City, State]             [Date]

Report Type: (Check only one):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting managers(s).)

List of Other Reporting for this Manager: NONE

                      Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    50

Form 13F Information Table Value Total: $96,028
                                        (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

     NONE

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
Force Capital Management, LLC
Form 13F Information Table
June 30 2009

COLUMN 1                 COLUMN 2      COLUMN 3     COLUMN 4     Column 5	    Column 6    Column 7  Column 8
                         TITLE OF                   VALUE        SHRS OR   SH/	    INVESTOR    OTHER  VOTING  AUTHORITY
NAME OF ISSUER           CLASS         CUSIP        (x1000)      PRN AMT   PRN	    DISCRETION  MGRS   SOLE    SHARED
--------------           -----         -----        -------      --------- ---	    ----------  ----   -----------------

APARTMENT INVT & MGMT CO    COM	CL A	03748R101       2,292    259,000   SH		SOLE	NONE   259,000  0
BANK OF AMERICA CORPORATION COM		060505104       1,808    137,000   SH		SOLE	NONE   137,000  0
BOSTON PROPERTIES INC       COM		101121101       3,458     72,500   SH		SOLE	NONE    72,500  0
CB RICHARD ELLIS GROUP INC  COM CL A    12497T101       1,310    140,000   SH           SOLE	NONE   140,000  0
CEDAR SHOPPING CTRS INC     COM         150602209         710    157,000   SH           SOLE	NONE   157,000  0
CEDAR SHOPPING CTRS INC     PFD SER A   150602308         720     45,000   SH           SOLE	NONE    45,000  0
CIT GROUP INC               PFD SER C   125581603         741     42,000   SH           SOLE	NONE    42,000  0
CITADEL BROADCASTING CORP   COM		17285T106	   39	 985,800   SH 		SOLE	NONE   985,800	0
CITIGROUP INC		    PFD SER AA  172967572	2,410	 129,000   SH		SOLE	NONE   129,000	0
COPART INC                  COM         217204106       5,259    151,687   SH           SOLE	NONE   151,687  0
CROWN CASTLE INTL CORP      COM         228227104       2,350     97,838   SH           SOLE	NONE    97,838  0
DEVELOPERS DIVERSIFIED RLTY PFD SER H	251591822	  129	  11,550   SH		SOLE	NONE    11,550	0
DEVELOPERS DIVERSIFIED RLTY PFD SER G	251591830	  108	   9,000   SH		SOLE	NONE     9,000	0
DIGITAL REALTY TRUST INC    PFD SER C   253868509         190     10,000   SH		SOLE	NONE	10,000	0
EAGLE MATERIALS INC	    COM		26969P108       2,272     90,000   SH		SOLE	NONE    90,000	0
ENT PROPERTIES TRUST        PFD SER C	29380T402	  105	  10,000   SH		SOLE	NONE	10,000	0
FELCOR LODGING TR INC       PFD SER A	31430F200       1,211    212,500   SH		SOLE	NONE   212,500  0
FIRST INDUSTRIAL REALTY TR  PFD SER K	32054K772          48      4,000   SH		SOLE	NONE     4,000  0
FIRST INDUSTRIAL REALTY TR  PFD SER J	32054K798         355     31,000   SH		SOLE	NONE    31,000  0
FIRST INDUSTRIAL REALTY TR  COM		32054K103       4,350  1,000,000   SH		SOLE	NONE 1,000,000  0
GENERAL GROWTH PROP INC	    COM		370021107       2,677  1,462,814   SH		SOLE	NONE 1,462,814  0
GLIMCHER REALTY TRUST 	    PFD SER G   379302409         182     17,000   SH		SOLE	NONE    17,000	0
ISHARES TR HIGH YIELD CORP  ETF		464288513	5,229	  65,600   SH		SOLE	NONE	65,600	0
ISTAR FINANCIAL INC         PFD SER D   45031U408         780    108,300   SH		SOLE	NONE   108,300  0
ISTAR FINANCIAL INC         PFD SER I   45031U804          34      5,000   SH		SOLE	NONE	 5,000  0
ISTAR FINANCIAL INC         PFD SER F   45031U606         385     54,100   SH		SOLE	NONE    54,100  0
ISTAR FINANCIAL INC         PFD SER E   45031U507         288     41,000   SH		SOLE	NONE	41,000  0
LAMAR ADVERTISING CO	    COM	CL A	512815101       1,413     92,560   SH		SOLE	NONE    92,560  0
LEXINGTON REALTY TRUST      PFD SER C	529043309       1,650     80,000   SH		SOLE	NONE    80,000  0
LEXINGTON REALTY TRUST      PFD SER D	529537201         100      8,400   SH		SOLE	NONE     8,400  0
LEXINGTON REALTY TRUST      COM		529043101         272     80,000   SH		SOLE	NONE    80,000  0
MAGUIRE PROPERTIES          PFD SER A	559775200       1,131    538,600   SH		SOLE	NONE   538,600  0
MORGANS HOTEL GROUP CO      COM         61748W108         306     80,000   SH           SOLE	NONE    80,000  0
PENN REAL EST INV TRUST     COM         709102107       2,256    451,200   SH           SOLE	NONE   451,200  0
QUEST SOFTWARE INC	    COM         74834T103         976     70,000   SH           SOLE	NONE    70,000  0
SEARS HLDGS CORP   	    COM         812350106       5,344     80,340   SH           SOLE	NONE    80,340  0
SL GREEN RLTY CORP	    COM		78440X101       4,237    184,685   SH		SOLE	NONE   184,685  0
SPDR SERIES TRUST BRCLYS    ETF         78464A417       1,724     49,000   SH           SOLE	NONE    49,000  0
STRATEGIC HOTELS & RESORTS  PFD SER B   86272T403           6        900   SH		SOLE	NONE	   900  0
STRATEGIC HOTELS & RESORTS  PFD SER C   86272T502         615    100,000   SH		SOLE	NONE   100,000  0
SPORTS PROPERTIES ACQ CORP  WRNT        84920F115	   36    447,051   SH		SOLE	NONE   447,051  0
TORO CO	    		    COM		891092108         777     26,000   SH		SOLE	NONE    26,000  0
UNION PACIFIC CORP	    COM		907818108         795     15,274   SH		SOLE	NONE    15,274  0
UNITED CAPITAL CORP	    COM		909912107       3,955	 215,900   SH		SOLE	NONE   215,900	0
WYETH	            	    COM		983024100      15,387    339,000   SH		SOLE	NONE   339,000  0


Options


APARTMENT INVT & MGMT CO    COM	CL A	03748R101         310    300,000   SH   CALL	SOLE	NONE   300,000  0
AMERICAN EXPRESS CO         COM         025816109       4,021    400,000   SH	CALL	SOLE	NONE   400,000  0
BANK OF AMERICA CORP        COM         060505104       3,588    780,000   SH	CALL	SOLE	NONE   780,000  0
CITIGROUP INC               COM         172967101          33    700,000   SH	CALL	SOLE	NONE   700,000  0
KIMCO REALTY CORP	    COM		49446R109          96     75,000   SH	CALL	SOLE	NONE    75,000  0
LAMAR ADVERTISING CO	    COM	CL A	512815101          21    279,700   SH	CALL	SOLE	NONE   279,700  0
MORGANS HOTEL GROUP CO      COM         61748W108           8    100,000   SH   CALL    SOLE	NONE   100,000  0
PENN REAL EST INV TRUST     COM         709102107          41     50,000   SH   CALL    SOLE	NONE    50,000  0
SEARS HOLDINGS CORPORATION  CoM         812350106       4,303  2,405,800   SH   CALL    SOLE    NONE 2,405,800  0
SL GREEN REALTY CORP	    COM		78440X101       2,411	 315,000   SH	CALL	SOLE	NONE   315,000  0
VORNADO REALTY TRUST        COM		929042109         745	  80,000   SH	CALL	SOLE	NONE    80,000	0
ZIONS BANCORP               COM		989701107          31	  50,000   SH	CALL	SOLE	NONE    50,000	0



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